Debt and Other Financing Arrangements (Commercial Paper and Revolving Credit Facility) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Maximum board-authorized aggregate commercial paper limit	$ 1,300.0
Short term bank borrowings and commercial paper borrowings, minimum amount during period	0	0	0
Short term bank borrowings and commercial paper borrowings, maximum amount during period	330.3	1.8	165.0
Commercial Paper [Member]
Outstanding commercial paper borrowings	0	0
Commercial Paper Revolver [Member]
Committed facility for unsecured borrowings, limit	$ 1,000.0
Committed facility for unsecured borrowings, expiration date	2012-11-04